Structured entities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of information about consolidated structured entities [abstract]
Summary of interests in unconsolidated structured entities
The nature and extent of the Barclays Bank Group’s interests in structured entities is summarised below:

Summary of interests in unconsolidated structured entities
	Secured financing	Short-term traded interests	Traded derivatives	Other interests	Total
	£m	£m	£m	£m	£m
As at 31 December 2022
Assets
Trading portfolio assets	—	8,632	—	—	8,632
Financial assets at fair value through the income statement	75,166	—	—	2,406	77,572
Derivative financial instruments	—	—	4,555	—	4,555
Financial assets at fair value through other comprehensive income	—	—	—	423	423
Loans and advances at amortised cost	—	—	—	36,842	36,842
Reverse repurchase agreements and other similar secured lending	117	—	—	—	117
Other assets	—	—	—	65	65
Total assets	75,283	8,632	4,555	39,736	128,206
Liabilities
Derivative financial instruments	—	—	8,460	—	8,460

As at 31 December 2021
Assets
Trading portfolio assets	—	7,170	—	—	7,170
Financial assets at fair value through the income statement	61,816	—	—	3,417	65,233
Derivative financial instruments	—	—	5,160	—	5,160
Financial assets at fair value through other comprehensive income	—	—	—	91	91
Loans and advances at amortised cost	—	—	—	22,741	22,741
Reverse repurchase agreements and other similar secured lending	104	—	—	—	104
Other assets	—	—	—	12	12
Total assets	61,920	7,170	5,160	26,261	100,511
Liabilities
Derivative financial instruments	—	—	9,543	—	9,543
The Barclays Bank Group’s interests in structured entities not held for the purposes of short-term trading activities are set out below, summarised by the nature of the interest and limited to significant categories, based on maximum exposure to loss.

Nature of interest

	Multi-seller conduit programme	Lending	Other	Total	Of which: Barclays Bank Group owned, not consolidated entities[a]
	£m	£m	£m	£m	£m
As at 31 December 2022
Financial assets at fair value through the income statement	—	9	2,397	2,406	2,284
Financial assets at fair value through other comprehensive income	—	220	203	423	—
Loans and advances at amortised cost	8,681	21,847	6,314	36,842	—
Other assets	32	33	—	65	—
Total on-balance sheet exposures	8,713	22,109	8,914	39,736	2,284
Total off-balance sheet notional amounts	10,552	10,902	—	21,454	—
Maximum exposure to loss	19,265	33,011	8,914	61,190	2,284
Total assets of the entity	66,504	154,501	63,798	284,803	8,690

As at 31 December 2021
Financial assets at fair value through the income statement	—	2	3,415	3,417	3,335
Financial assets at fair value through other comprehensive income	—	53	38	91	—
Loans and advances at amortised cost	5,184	14,294	3,263	22,741	—
Other assets	8	4	—	12	—
Total on-balance sheet exposures	5,192	14,353	6,716	26,261	3,335
Total off-balance sheet notional amounts	11,015	9,394	—	20,409	—
Maximum exposure to loss	16,207	23,747	6,716	46,670	3,335
Total assets of the entity	65,441	160,611	28,582	254,634	11,513
Note
a.Comprises of Barclays Bank Group owned, not consolidated structured entities per IFRS 10 Consolidated Financial Statements, and Barclays Bank Group sponsored entities. Refer to Note 32 Principal subsidiaries for more details on consolidation.